UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.):  				[ ] is a restatement.
                                   				[ ] adds new holding entries.
Institutional Investment Manager Filing this Report:

					Name:     			Rock Point Advisors, LLC
					Address:  			1 Lawson Lane
									P.O. Box 700
									Burlington, VT 05402
					Form 13F File Number:  	28-11103

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:     				Evan I. Pemberton
Title:    				Chief Compliance Officer
Phone:    				802-864-2266
Signature, 				Place, 				and Date of Signing:
Todd A. Wulfson, CFA		        Burlington, VT			05-13-2010
Report type (Check only one.):
					[x]  13F HOLDINGS REPORT.
					[ ]  13F NOTICE.
					[ ]  13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager: none

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      	NONE
Form 13F Information Table Entry Total: 	92
Form 13F Information Table Value Total: 	151,213

List of Other Included Managers: 		NONE

	FORM 13F INFORMATION TABLE
										  VALUE				INVESTMENT	   	 VOTING AUTHORITY
	NAME OF ISSUER			TITLE OF CLASS		CUSIP		(x$1000)     	SHRS		DISCRETION	  SOLE	    SHARED	 NONE
--------------------------------	----------------	-----------	----------- 	--------	----------	--------   ----------	--------
ABB Ltd ADR				SPONSORED ADR		000375204	3240		148370		SOLE		137590			10780
Abbott Laboratories			COM			002824100	204		3866		SOLE		2966			900
Accenture				SHS CLASS A		G1151C101	4289		102230		SOLE		94250			7980
AES					COM			00130H105	817		74288		SOLE		67005			7283
Agco					COM			001084102	2048		57105		SOLE		52690			4415
Altria Group				COM			02209S103	219		10677		SOLE		10677			0
Ameron International			COM			030710107	4362		69357		SOLE		63530			5827
Anadarko Petroleum			COM			032511107	2227		30580		SOLE		28440			2140
Annaly Capital Mgmt			COM			035710409	4202		244585		SOLE		225925			18660
Arena Pharmaceuticals			COM			040047102	405		129850		SOLE		120850			9000
Bank of America				COM			060505104	3413		191190		SOLE		175980			15210
Barrick Gold				COM			067901108	1299		33885		SOLE		33500			385
Bladex					SHS E			P16994132	1369		95325		SOLE		88525			6800
BP Plc ADR				SPONSORED ADR		055622104	393		6878		SOLE		6281			597
Calavo Growers				COM			128246105	541		29642		SOLE		28792			850
Cemex ADR				SPON ADR NEW		151290889	1376		134796		SOLE		121664			13132
ChevronTexaco				COM			166764100	1237		16318		SOLE		16318			0
Chiquita Banana				COM			170032809	2732		173650		SOLE		159250			14400
Cisco Systems				COM			17275R102	228		8745		SOLE		6025			2720
Covidien				SHS			G2554F105	3189		63423		SOLE		58443			4980
Deckers Outdoor				COM			243537107	598		4330		SOLE		3470			860
Deere					COM			244199105	1557		26190		SOLE		24650			1540
Devon Energy				COM			25179M103	3565		55333		SOLE		51561			3772
Dominion Resources			COM			25746U109	247		6000		SOLE		6000			0
DuPont					COM			263534109	229		6161		SOLE		5661			500
Eastman Chemical			COM			277432100	263		4133		SOLE		4133			0
Ecolab					COM			278865100	462		10514		SOLE		10514			0
Eldorado Gold				COM			284902103	145		12000		SOLE		12000			0
Emerson Electric			COM			291011104	418		8311		SOLE		8311			0
Esco Technologies			COM			296315104	864		27155		SOLE		25180			1975
Exxon Mobil				COM			30231G102	1719		25667		SOLE		21924			3743
Flow International			COM			343468104	1299		431555		SOLE		402655			28900
Fluor Corporation			COM			343412102	2830		60850		SOLE		56525			4325
General Electric			COM			369604103	883		48509		SOLE		43392			5117
General Mills				COM			370334104	1026		14500		SOLE		14500			0
Goldcorp				COM			380956409	261		7000		SOLE		7000			0
Green Mountain Coffee			COM			393122106	756		7800		SOLE		6500			1300
H&Q Life Sciences			SH BEN INT		404053100	895		87079		SOLE		81986			5093
Headwaters				COM			42210P102	1380		300690		SOLE		277070			23620
Hugoton Royalty Trust			UNIT BEN INT		444717102	2096		126710		SOLE		117050			9660
International Business Machine		COM			459200101	517		4030		SOLE		3095			935
IRSA Investments and Represent		GLOBL DEP RCPT		450047204	1121		103520		SOLE		96795			6725
iShares Barclays TIPS			BARCLYS TIPS BD		464287176	2481		23875		SOLE		22775			1100
J. M. Smucker				COM NEW			832696405	271		4499		SOLE		4190			309
Japan Smaller Cap Fund			COM			47109U104	305		34475		SOLE		29625			4850
Johnson & Johnson			COM			478160104	3968		60860		SOLE		55470			5390
Kadant					COM			48282T104	1118		77590		SOLE		72690			4900
Kinross Gold				COM NO PAR		496902404	3792		221865		SOLE		207405			14460
Kraft Foods				CL A			50075N104	232		7677		SOLE		7677			0
Kroger					COM			501044101	3177		146685		SOLE		135450			11235
Ladenburg Thalmann Financial S		COM			50575Q102	28		30000		SOLE		30000			0
Layne Christensen			COM			521050104	3266		122277		SOLE		113702			8575
Liberty Global Series C			COM SER C		530555309	1277		44211		SOLE		38750			5461
LSB Industries				COM			502160104	5213		342060		SOLE		316655			25405
Martek					COM			572901106	3254		144573		SOLE		134088			10485
Merck					COM			58933Y105	238		6382		SOLE		6204			178
Metabolix				COM			591018809	4308		353700		SOLE		325820			27880
Met-Pro					COM			590876306	1808		184504		SOLE		168910			15594
MFS Charter Income Trust		SH BEN INT		552727109	162		17200		SOLE		15200			2000
MFS Multi Market Income			SH BEN INT		552737108	210		31602		SOLE		31602			0
Microsoft				COM			594918104	3430		117122		SOLE		107515			9607
National Oilwell Varco			COM			637071101	3940		97090		SOLE		89375			7715
Newmont Mining				COM			651639106	1316		25835		SOLE		24825			1010
Northgate Minerals			COM			666416102	45		15000		SOLE		15000			0
NorthWestern Energy			COM NEW			668074305	2808		104750		SOLE		95255			9495
Nuance Communications			COM			67020Y100	2846		171022		SOLE		155822			15200
Nuveen Performance Plus			COM			67062P108	270		19000		SOLE		19000			0
Nuveen Prem Inc Mun Fd			COM			6706K4105	166		13300		SOLE		13300			0
Nuveen Quality Income Muni Fd		COM			670977107	332		23350		SOLE		23350			0
Pearson Plc				SPONSORED ADR		705015105	2206		140615		SOLE		129825			10790
Penn West Energy Trust			TR UNIT			707885109	1193		56500		SOLE		52250			4250
Pepsico					COM			713448108	319		4821		SOLE		4571			250
Philip Morris Intl Inc			COM			718172109	444		8517		SOLE		8517			0
Pike Electric				COM			721283109	2565		275235		SOLE		256165			19070
Platinum Group Metals			COM NEW			72765Q205	41		21300		SOLE		21300			0
Procter & Gamble			COM			742718109	1689		26693		SOLE		24408			2285
Putnam Premier Income			SH BEN INT		746853100	953		146382		SOLE		136772			9610
Rock of Ages				CL A 			772632105	86		25789		SOLE		25789			0
Streetracks Gold Trust			GOLD SHS		78463V107	2193		20125		SOLE		19175			950
Stryker					COM			863667101	4092		71510		SOLE		65425			6085
SunOpta					COM			8676EP108	4215		1015620		SOLE		939870			75750
Symantec				COM			871503108	1579		93294		SOLE		84844			8450
Telvent GIT S.A.			SHS			E90215109	808		28105		SOLE		26380			1725
Templeton Global Income			COM			880198106	2149		214025		SOLE		195958			18067
TJX Companies				COM			872540109	2075		48795		SOLE		44765			4030
Van Kampen Senior Income Trust		COM			920961109	69		13500		SOLE		11500			2000
Vanguard Intermediate-Term Bon		INTERMED  TERM		921937819	236		2935		SOLE		2910			25
Vanguard Short-Term Bond		SHORT TRM BOND		921937827	1066		13325		SOLE		13050			275
Veolia Environnement			SPONSORED ADR		92334N103	1638		47375		SOLE		44450			2925
Vodafone Plc ADR			SPONS ADR NEW		92857W209	3344		143471		SOLE		132215			11256
W. P. Carey				COM			92930Y107	5693		193775		SOLE		179330			14445
Williams				COM			969457100	1378		59635		SOLE		54500			5135



